Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 771,928	$ 201,399	$ 138,475	$ 52,540	$ 66,354	$ 123,315
Receivables, net	139,350	140,229		124,814
Inventories	45,990	48,907		64,520
Prepaid expenses and other	24,146	23,052		21,188
Total current assets	981,414	413,587		263,062
Property and equipment, net	3,419,780	3,529,376		3,731,211
Intangible assets, net	9,697	10,733		12,804	14,875
Deferred financing costs, net	44,944	41,256		47,300
Deposits and other assets	32,371	36,470		50,070
Investment in unconsolidated affiliates	3,825	3,976		4,069
Total assets	4,492,031	4,035,398		4,108,516
Current liabilities:
Current portion of long-term debt	1,050	89,425		1,050
Accounts payable	32,308	29,535		35,837
Accrued interest	64,848	50,086		54,083
Accrued compensation and benefits	49,638	43,468		39,305
Gaming taxes payable	11,148	11,376		9,963
Other accrued liabilities	20,849	23,769		17,392
Customer deposits	87,878	104,204		93,355
Due to affiliates, net	39,304	41,064		28,291
Total current liabilities	307,023	392,927		279,276
Long-term debt	3,125,412	2,507,921		2,620,484
Due to affiliates, net	134,667	124,027		101,797
Interest rate swap				8,457
Other	553	216
Total liabilities	3,567,655	3,025,091		3,010,014
Commitments and contingencies (Note 10)
Member's equity:
Contributed capital	1,983,560	1,980,861		1,973,424
Accumulated deficit	(1,059,184)	(970,554)		(874,922)
Total member's equity	924,376	1,010,307		1,098,502
Total liabilities and member's equity	$ 4,492,031	$ 4,035,398		$ 4,108,516